Retirement benefit plan - Actuarial Assumptions and Sensitivity Analysis (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions [Abstract]
Discount rate	1.30%	1.00%	1.50%
Rate of future increase in compensations	2.00%	2.00%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	3.25%	1.25%	1.50%
Sensitivity analysis [Abstract]
Potential defined benefit obligation	SFr 48,261	SFr 52,455	SFr 41,060
+0.5% Increase
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
-0.5% Decrease
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Discount rate | +0.5% Increase
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 44,698	SFr 48,532
Decrease/(increase) from actual defined benefit obligation	SFr 3,563	SFr 3,923
Discount rate | -0.5% Decrease
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 52,332	SFr 56,936
Decrease/(increase) from actual defined benefit obligation	SFr (4,071)	SFr (4,481)
Future salary increase | +0.5% Increase
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 49,343	SFr 53,728
Decrease/(increase) from actual defined benefit obligation	SFr (1,082)	SFr (1,273)
Future salary increase | -0.5% Decrease
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 47,256	SFr 51,262
Decrease/(increase) from actual defined benefit obligation	SFr 1,005	SFr 1,193
Future pension cost | +0.5% Increase
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 50,262	SFr 54,683
Decrease/(increase) from actual defined benefit obligation	SFr (2,001)	SFr (2,228)
Future pension cost | -0.5% Decrease
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 46,435	SFr 50,423
Decrease/(increase) from actual defined benefit obligation	SFr 1,826	SFr 2,032
Interest rate on savings capital | +0.5% Increase
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 49,613	SFr 53,865
Decrease/(increase) from actual defined benefit obligation	SFr (1,352)	SFr (1,410)
Interest rate on savings capital | -0.5% Decrease
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 46,984	SFr 51,118
Decrease/(increase) from actual defined benefit obligation	SFr 1,277	SFr 1,337